Divestitures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Divestitures
8.	DIVESTITURES

(a)	Divestiture of Los Filos

On April 7, 2017, the Company completed the sale of Los Filos to Leagold Gold Corporation (“Leagold”) and received total consideration of $350 million, before working capital adjustments. The consideration was comprised of $71 million of Leagold common shares, $250 million in cash and a $29 million short-term promissory note which was paid in July 2017. The Company also retained rights to certain VAT receivables of approximately $100 million. The Company accounted for Leagold using the equity method up to its date of dilution on May 24, 2018. Upon the dilution of the Company’s ownership interest in Leagold on May 24, 2018, the Company began accounting for its investment in Leagold as an equity security at FVTOCI (note 19(b)).

At December 31, 2016, the sale was considered highly probable and therefore, the group of assets and liabilities of Los Filos were presented separately under current assets and liabilities and measured at the lower of its carrying amount and fair value less the costs of disposal. An impairment of $16 million was recognized during the year ended December 31, 2017 based on changes to the carrying value of the Los Filos assets. There was no gain or loss on the disposition.

Total consideration, including working capital adjustments (net of transaction costs)	$ 348
Net assets sold and derecognized:
Cash and cash equivalents	23
Inventories and heap leach ore - current	143
Other current assets	14
Inventories and heap leach ore - non-current	128
Mining interests	151
Accounts payable and accrued liabilities	(38)
Deferred tax liabilities	(12)
Provisions	(56)
Other	(5)
348
Gain (loss) on disposition	$—

Los Filos and Leagold are presented in Other in the segment information disclosure.

(b)	Divestiture of Cerro Blanco

On May 31, 2017, the Company completed the sale of the Cerro Blanco Project in Guatemala to Bluestone Resources Inc. (“Bluestone”) for total consideration of $22 million, comprised of $18 million in cash, and 3 million Bluestone common shares with a fair value of $4 million. Goldcorp will receive an additional $15 million cash payment from Bluestone upon declaration of commercial production at Cerro Blanco and a 1% net smelter return royalty on production.

Immediately prior to the classification to assets and liabilities as held for sale, the carrying amount of Cerro Blanco was remeasured to its recoverable amount, being its fair value less costs of disposal (“FVLCD”), based on the expected proceeds from the sale. As a result, the Company recorded an impairment reversal during the year ended December 31, 2017 of $19 million. Subsequently, on completion of the sale, the Company recognized a loss on the disposal of $6 million ($6 million, net of tax), net of transaction costs of $1 million.

Cerro Blanco’s assets and liabilities were presented in Other in the segment information disclosure up to the date of disposition (note 9).

(c)	Divestiture of San Nicolas

On October 18, 2017, the Company sold its 21% interest in the San Nicolas copper-zinc project, a stand-alone project in Mexico, to Teck Resources Limited for cash consideration of $50 million. The carrying value of San Nicolas was $2 million on the date of sale and the gain on disposition of $48 million ($34 million, net of tax) was recognized in the Consolidated Statements of (Loss) Earnings. San Nicolas’ assets and liabilities were presented in Other in the segment information disclosure up to the date of disposition (note 9).

(d)	Divestiture of Camino Rojo

On November 7, 2017, the Company completed the sale of its 100% interest in the Camino Rojo Project, part of the Peñasquito mine located in Mexico, to Orla Mining Ltd. (“Orla”). Under the terms of the agreement, the Company received approximately 19.9% of the issued and outstanding shares of Orla valued at $34 million and will receive a 2% net smelter return royalty on revenues from all metal production from the Camino Rojo oxide project. The Company also has the option to acquire up to 70% interest in future sulphide projects, subject to certain criteria. The shares were recorded as investment in securities on the Consolidated Balance Sheet. The value of consideration received was credited to mining interests associated with Peñasquito, resulting in $nil gain or loss on disposition.